Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases
13	Leases

The Group has lease contracts for land and buildings and offices in Germany and the United States, as well as various items of plant, machinery, motor vehicles and other equipment used in its operations.  Leases for land and buildings is related to the sale and leaseback transaction of the Rostock headquarters building (see note 13.1) with a lease term of 12 years, while the lease terms of offices in Berlin and Boston, Massachusetts are 12 years and 4 years respectively. Leases of plant and machinery and other equipment generally have lease terms between 2 and 4 years, while motor vehicles generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from subleasing the leased assets.  In addition, a bank guarantee of EUR 3,000k (which is secured by cash deposit of EUR 1,500k) and rental deposits of EUR 257k are required to be maintained for the leases of Rostock headquarters building and Berlin offices until the expiry or termination of the leases.  Leases of certain plant and machineries were also secured with rental deposits of EUR 191k.

The lease contracts of Rostock headquarters building and office in Boston, Massachusetts include extension options.  These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs.  The lease of Rostock headquarters building allows the Group to extend the rental contract twice, each for a period of 6 years, after the expiration of agreement in September 2031 with rental payments of EUR 1,400k per annum.  Such extension option was not included in the right-of-use assets and lease liabilities, as it is not reasonably certain that such extension option will be exercised.   The lease of office in Boston, Massachusetts provides for an extension option for a two-year period after the expiry of contract on June 30, 2020.  The cashflow resulting from the exercise of such extension option was included in the lease term.  None of the lease contracts contain termination options.

The Group also has certain leases of motor vehicles and premises with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets and movements during the period:

In EUR k	Building*	Offices	Plant and equipment	Other equipment	Motor Vehicles	Total

As at January 1, 2019	—	391	5,340	24	12	5,767
Additions	13,456	4,288	2,824	386	18	20,972
Depreciation expenses	(330)	(272)	(1,175)	(20)	(10)	(1,807)
As at December 31, 2019	13,126	4,407	6,989	390	20	24,932

*           As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in EUR k	Lease liabilities

As at January 1, 2019	3,465
Additions	20,946
Interest expenses	339
Payments	(3,046)
As at December 31, 2019	21,704

Current	3,635
Non-current	18,069

            The maturity analysis of lease liabilities is disclosed in note 21.

            The following are the amounts recognised in profit or loss:

in EUR k	2019
Depreciation expense of right-of-use assets	1,807
Interest expenses on lease liabilities	339
Rent expenses – short-term leases	185
Rent expense – leases of low-value assets	25
Total amounts recognized in profit or loss	2,356

The Group had total cash outflows for leases of EUR 3,256k in 2019. All additions to right-of-use assets and lease liabilities in 2019 were non-cash in nature.  The future cash outflows relating to non-cancellable short-term leases and leases of low-value assets, are disclosed in note 24.

13.1Sale and Leaseback transaction

In June 2019, in preparation for a sale and leaseback transaction, Centogene AG sold its land and building (the Rostock headquarters building) with a carrying value of EUR 22,829k to a subsidiary of the Group. Such intercompany transaction resulted in a real estate transfer tax expense of EUR 1,200k and was recognized in the year ended December 31, 2019.

In July 2019, the Group concluded the sale and leaseback transaction, according to which, the Company sold the Rostock headquarters building to a third party for EUR 24,000k, representing the fair value of the building as of June 30, 2019. The Group then leased the building from the third party for a period of 12 years at a fixed rate per month with the option to extend.

The consideration received was used to repay the loans related to the construction of the building of EUR 10,776k (see note 19), plus additional interest of EUR 1,159k.  In addition, part of the consideration was used to pay for the rental deposits of the lease of EUR 3,000k.  In November 2019, the Group has arranged a bank guarantee to replace the rental deposits to the lessor, while a cash deposit of EUR 1,500k was used to secure the bank guarantee.  In addition, government grants received which related to the purchase of land amounting to EUR 358k were refunded to the relevant authority subsequent to the transaction (note 19.2).

The transaction was recorded according to IFRS 16, resulting in a gain on disposal of fixed assets of EUR 532k (see note 8.1), a decrease in property, plant and equipment of approximately EUR 22,829k, an increase of right-of-use assets of approximately EUR 13,456k (see note 13) and an increase in lease liabilities of approximately EUR 14,091k (see note 19).